CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ 4.4	$ (290.8)	$ (446.2)	$ (34.1)	$ 17.4
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Depreciation	53.7	55.4	216.0	201.9	190.1
Amortization	5.3	7.5	21.2	20.4	19.1
Impairment of Magnetation and AFSG investments			297.9	0.0	0.0
Deferred income taxes	4.5	6.8	62.1	8.2	(7.3)
Contributions to pension trust	0.0	(1.0)	(24.1)	(196.5)	(181.1)
Pension and OPEB expense (income)	(11.9)	(16.1)	(63.0)	(92.5)	(68.6)
Pension and OPEB net corridor charge			131.2	2.0	0.0
Affiliate (earnings) losses and distributions,net			19.7	9.8	11.3
Other operating items, net			(4.4)	6.0	(1.9)
Changes in working capital	71.6	(34.3)
Other operating items, net	18.7	27.1
Change in assets and liabilities, net of effect of acquired business:
Accounts receivable			228.1	33.8	(50.1)
Inventories			(53.8)	(223.4)	22.6
Accounts payable and other current liabilities			(139.7)	25.2	46.7
Charge for facility idling			28.1	0.0	0.0
Other assets			(7.6)	(8.2)	(4.7)
Pension obligations			(12.7)	(18.2)	(10.0)
Postretirement benefit obligations	(9.6)	(13.6)	(48.3)	(63.9)	(63.4)
Other liabilities			(1.1)	9.8	0.5
Net cash flows from operating activities	136.7	(2.7)	200.3	(322.8)	(110.2)
Cash flows from investing activities:
Capital investments	(28.8)	(28.3)	(99.0)	(81.1)	(63.6)
Investments in Magnetation LLC			0.0	(100.0)	(50.0)
Investments in acquired business, net of cash acquired			0.0	(690.3)	0.0
Proceeds from sale of equity investee			25.0	0.0	0.0
Proceeds from AFSG Holdings, Inc. distribution			14.0	0.0	0.0
Other investing items, net	(0.1)	(5.6)	12.5	13.6	15.1
Net cash flows from investing activities	(28.9)	(33.9)	(47.5)	(857.8)	(98.5)
Cash flows from financing activities:
Net borrowings (repayments) under credit facility	(30.0)	75.0	(55.0)	515.0	90.0
Proceeds from issuance of long-term debt			0.0	427.1	31.9
Redemption of long-term debt			(14.1)	(0.8)	(27.4)
Proceeds from issuance of common stock			0.0	345.3	0.0
Debt issuance costs			0.0	(15.5)	(3.4)
SunCoke Middletown distributions to noncontrolling interest owners	(21.1)	(18.3)	(96.3)	(61.0)	(64.8)
Other financing items, net	(0.3)	(0.9)	(1.0)	(4.6)	0.7
Net cash flows from financing activities	(51.4)	55.8	(166.4)	1,205.5	27.0
Net increase (decrease) in cash and cash equivalents	56.4	19.2	(13.6)	24.9	(181.7)
Cash and cash equivalents, beginning of year	56.6	70.2	70.2	45.3	227.0
Cash and cash equivalents, end of year	113.0	89.4	56.6	70.2	45.3
Butler and Zanesville Works Retiree Healthcare Benefits Litigation [Member]
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Contributions to retirees VEBAs			(3.1)	(3.1)	(30.8)
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Depreciation	50.1	51.8	201.7	187.6	176.1
SunCoke Middletown [Member]
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Depreciation			14.3	14.3	14.0
Cash flows from financing activities:
SunCoke Middletown distributions to noncontrolling interest owners			(96.3)	(61.0)	(64.8)
Variable Interest Entity, Primary Beneficiary [Member] | SunCoke Middletown [Member]
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Depreciation	3.6	3.6
Change in assets and liabilities, net of effect of acquired business:
Net cash flows from operating activities	20.4	29.0	87.4	66.4	$ 82.6
Cash flows from financing activities:
SunCoke Middletown distributions to noncontrolling interest owners	(21.1)	(18.3)
Cash and cash equivalents, beginning of year	7.6	$ 18.2	18.2
Cash and cash equivalents, end of year	$ 7.0		$ 7.6	$ 18.2